Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. The most significant estimates in the Company’s financial statements relate to the valuation of common stock, stock-based compensation, valuation of the contingent warrant liability, judgments used in the evaluation of potential loss contingencies, accrued research and development expenses and the valuation allowance of deferred tax assets resulting from net operating losses. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and actual results, the Company’s future results of operations will be affected.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. The most significant estimates in the Company’s financial statements relate to the valuation of common stock, stock-based compensation, accrued research and development expenses and the valuation allowance of deferred tax assets resulting from net operating losses. These estimates and assumptions are based on current facts, historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results may differ materially and adversely from these estimates. To the extent there are material differences between the estimates and actual results, the Company’s future results of operations will be affected.

Unaudited Interim Financial Statements

Unaudited Interim Financial Statements

The accompanying condensed balance sheet as of June 30, 2022, the condensed statements of operations and the condensed statements of changes in stockholders’ equity for the three and six months ended June 30, 2022 and 2021, and the condensed statements of cash flows for the six months ended June 30, 2022 and 2021 are unaudited. These unaudited interim financial statements have been prepared on the same basis as the audited financial statements, and in management’s opinion, include all adjustments, consisting of only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of June 30, 2022, the results of its operations for the three and six months ended June 30, 2022 and 2021, and its cash flows for the six months ended June 30, 2022 and 2021. The financial data and the other financial information disclosed in the notes to these condensed financial statements related to the three and six-month periods are also unaudited. Operating results for the three and six months ended June 30, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022, any other interim periods, or any future year or period. The unaudited condensed financial statements included in this Quarterly Report on Form 10-Q should be read in conjunction with the audited financial statements and notes thereto included in the Company’s annual report on Form 10-K for the year ended December 31, 2021, which includes a broader discussion of the Company’s business and the risks inherent therein.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage limit of $250,000. As of June 30, 2022 and December 31, 2021, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage limit of $250,000. As of December 31, 2021 and 2020, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Property and Equipment

Property and Equipment

Property and equipment consists of computers and office furniture and fixtures, all of which are recorded at cost. Depreciation is recorded using the straight-line method over the respective useful lives of the assets ranging from three to seven years. Long-lived assets are reviewed for impairment whenever events or circumstances indicate that the carrying amount of these assets may not be recoverable.

Property and Equipment

Property and equipment consists of computers and office furniture and fixtures, all of which are recorded at cost. Depreciation is recorded using the straight-line method over the respective useful lives of the assets ranging from three to seven years. Long-lived assets are reviewed for impairment whenever events or circumstances indicate that the carrying amount of these assets may not be recoverable.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•        Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•        Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement. Financial instruments, including cash, prepaid expenses, deferred offering costs, receivables from related party, accounts payable and accrued liabilities are carried at cost, which management believes approximates fair value due to the short-term nature of these instruments. As of December 31, 2021, none of the Company’s non-financial assets or liabilities were recorded at fair value on a non-recurring basis. No transfers between levels have occurred during the periods presented. The contingent warrant liability that became issuable upon the close of the private placement during the three months ended June 30, 2022, is valued on a recurring basis utilizing a Monte Carlo simulation which includes Level 3 inputs. See Note 6. The following assumptions were used for the valuation of the contingent warrant liability upon the commitment date of April 19, 2022:

Exercise price	$8.46875
Term (years)	4.00
Expected stock price volatility	117.0%
Risk-free rate of interest	2.86%

The fair value of financial instruments measured on a recurring basis is as follows:

	As of June 30, 2022
Description	Total	Level 1	Level 2	Level 3
Liabilities:
Contingent warrant liability	$5,373	—	—	$5,373

The following table summarizes the change in fair value, as determined by Level 3 inputs, for the contingent warrant liability using unobservable Level 3 inputs for the three and six months ended June 30, 2022:

Contingent Warrant Liability
Balance at December 31, 2021	$—
Fair value at issuance	35,676
Change in fair value	(30,303)
Balance at June 30, 2022	$5,373

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•        Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•        Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in stockholders’ equity as a reduction of proceeds generated as a result of the offering. Should the in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the statements of operations. As of June 30, 2022, all previously deferred offering costs related to the IPO, totaling approximately $0.8 million, and of which $0.3 million were paid during 2021, were netted against the proceeds received upon the closing of the IPO, which occurred on February 23, 2022.

Deferred Offering Costs

Deferred offering costs consist of legal, accounting, and other costs incurred through the balance sheet date that are directly related to the Company’s initial public offering and that will be charged to stockholders’ equity upon the completion of the IPO.

Research and Development

Research and Development

The Company expenses the cost of research and development as incurred. Research and development expenses include costs incurred in funding research and development activities, license fees, and other external costs. Advance payments for goods and services that will be used in future research and development activities are expensed when the activity has been performed or when the goods have been received rather than when the payment is made. Upfront and milestone payments due to third parties that perform research and development services on the Company’s behalf will be expensed as services are rendered or when the milestone is achieved. When billing terms under research and development contracts do not coincide with the timing of when the work is performed, the Company is required to make estimates of outstanding obligations as of period end to those third parties. Accrual estimates are based on several factors, including the Company’s knowledge of the progress towards completion of the research and development activities, invoicing to date under the contracts, communication from the research institution or other companies of any actual costs incurred during the period that have not yet been invoiced, and the costs included in the contracts. Significant judgments and estimates may be made in determining the accrued balances at the end of any reporting period. Actual results could differ from the estimates made by the Company. The historical accrual estimates made by the Company have not been materially different from the actual costs. See Notes 5 and 7.

In accordance with FASB ASC Topic 730-10-25-1, Research and Development, costs incurred in obtaining licenses and patent rights are charged to research and development expense if the technology licensed has not reached commercial feasibility and has no alternative future use. The licenses purchased by the Company (see Note 5) require substantial completion of research and development, regulatory and marketing approval efforts to reach commercial feasibility and have no alternative future use. Accordingly, the total purchase price for the licenses acquired is reflected as research and development on the Company’s statements of operations.

Research and Development

The Company expenses the cost of research and development as incurred. Research and development expenses include costs incurred in funding research and development activities, license fees, and other external costs. Advance payments for goods and services that will be used in future research and development activities are expensed when the activity has been performed or when the goods have been received rather than when the payment is made. Upfront and milestone payments due to third parties that perform research and development services on the Company’s behalf will be expensed as services are rendered or when the milestone is achieved. When billing terms under research and development contracts do not coincide with the timing of when the work is performed, the Company is required to make estimates of outstanding obligations as of period end to those third parties. Accrual estimates are based on several factors, including the Company’s knowledge of the progress towards completion of the research and development activities, invoicing to date under the contracts, communication from the research institution or other companies of any actual costs incurred during the period that have not yet been invoiced, and the costs included in the contracts. Significant judgments and estimates may be made in determining the accrued balances at the end of any reporting period. Actual results could differ from the estimates made by the Company. The historical accrual estimates made by the Company have not been materially different from the actual costs. See Notes 5 and 7.

In accordance with FASB ASC Topic 730-10-25-1, Research and Development, costs incurred in obtaining licenses and patent rights are charged to research and development expense if the technology licensed has not reached commercial feasibility and has no alternative future use. The licenses purchased by the Company (see Note 5) require substantial completion of research and development, regulatory and marketing approval efforts to reach commercial feasibility and have no alternative future use. Accordingly, the total purchase price for the licenses acquired is reflected as research and development on the Company’s statements of operations.

Contingencies

Contingencies

Accruals are recorded for loss contingencies when it is probable that a liability has been incurred and the amount of the related loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings and other matters that could cause an increase or decrease in the amount of the liability that has been accrued previously. Considering facts known at the time of the assessment, the Company determines whether potential losses are considered reasonably possible or probable and whether they are estimable. Based upon this assessment, the Company carries out an evaluation of disclosure requirements and considers possible accruals in the financial statements.

Stock-Based Compensation

Stock-Based Compensation

The Company expenses stock-based compensation to employees and non-employees over the requisite service period based on the estimated grant-date fair value of the awards. Stock-based awards to employees with graded-vesting schedules are recognized using the accelerated attribution method, on a straight-line basis over the requisite service period for each separately vesting portion of the award.

The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model and the assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment.

Expected Term — The expected term of options represents the period that the Company’s stock-based awards are expected to be outstanding based on the simplified method, which is the half-life from vesting to the end of its contractual term.

Expected Volatility — Volatility is a measure of the amount by which the Company’s share price has historically fluctuated or is expected to fluctuate (i.e., expected volatility) during a period. Due to the lack of an adequate history of a public market for the trading of the Company’s common stock and a lack of adequate company-specific historical and implied volatility data, the Company computes stock price volatility over expected terms based on comparable companies’ historical common stock trading prices. For these analyses, the Company has selected companies with comparable characteristics, including enterprise value, risk profiles, and position within the industry.

Common Stock Fair Value — Due to the absence of an active market for the Company’s common stock prior to the IPO, the fair value of the common stock underlying the Company’s stock options granted prior to the IPO was estimated at each grant date and was determined with the assistance of an independent third-party valuation expert. The assumptions underlying these valuations represented management’s best estimates, which involved inherent uncertainties and the application of significant levels of management judgment. After the completion of the IPO, the fair value of each share of common stock is based on the closing price of the Company’s common stock as reported by the Nasdaq Capital Market.

Risk-Free Interest Rate — The Company bases the risk-free interest rate on the implied yield available on U.S. Treasury securities with a remaining term commensurate with the estimated expected term.

Expected Dividend — The Company has never declared or paid any cash dividends on its shares of common stock and does not plan to pay cash dividends in the foreseeable future, and, therefore, uses an expected dividend yield of zero in its valuation models.

The Company recognizes forfeitures of equity awards as they occur.

Stock-Based Compensation

The Company expensed stock-based compensation to employees and non-employees over the requisite service period based on the estimated grant-date fair value of the awards. Stock-based awards to employees with graded-vesting schedules are recognized, using the accelerated attribution method, on a straight-line basis over the requisite service period for each separately vesting portion of the award.

The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model and the assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment.

Expected Term — The expected term of options represents the period that the Company’s stock-based awards are expected to be outstanding based on the simplified method, which is the half-life from vesting to the end of its contractual term.

Expected Volatility — The Company computes stock price volatility over expected terms based on comparable companies historical common stock trading prices.

Common Stock Fair Value — The fair value of the common stock underlying the Company’s stock options was estimated at each grant date and was determined with the assistance of an independent third-party valuation expert. The assumptions underlying these valuations represented management’s best estimates, which involved inherent uncertainties and the application of significant levels of management judgment.

Risk-Free Interest Rate — The Company bases the risk-free interest rate on the implied yield available on U.S. Treasury securities with a remaining term commensurate with the estimated expected term.

Expected Dividend — The Company has never declared or paid any cash dividends on its common shares and does not plan to pay cash dividends in the foreseeable future, and, therefore, uses an expected dividend yield of zero in its valuation models.

The Company recognizes forfeitures of equity awards as they occur.

Fair Value of Common Stock

Fair Value of Common Stock

In order to determine the fair value of shares of common stock of the Company when issuing stock options prior to the IPO, its board of directors considered with input from third party valuations, among other things, contemporaneous valuations of the Company’s common stock. Given the absence of a public trading market of the Company’s capital stock prior to its IPO, its board of directors has exercised reasonable judgment and considered a number of objective and subjective factors to determine the best estimate of the fair value of the Company common and preferred stock, including:

•        the prices, rights, preferences and privileges of the Company’s preferred stock relative to the Company’s common stock;

•        the Company’s business, financial condition and results of operations, including related industry trends affecting the Company’s operations;

•        the likelihood of achieving a liquidity event, such as an IPO, or sale of the Company, given prevailing market conditions;

•        the lack of marketability of the Company’s common stock;

•        the market performance of comparable publicly traded companies;

•        U.S. and global economic and capital market conditions and outlook; and

•        common stock valuation methodology.

In estimating the fair market value of common stock of the Company, its board of directors first determined the equity value of its business using accepted valuation methods.

The Company engaged a third-party valuation specialist to conduct a valuation, which used its most recent preferred stock financing as a starting point and determined the equity value of the Company based on the Backsolve method using an Option Pricing Method (OPM) to calculate the implied value based on a market approach. The Company’s equity value was allocated using OPM to estimate the fair market value of the Company’s classes of equity.

After the completion of the IPO, the fair value of each share of common stock is based on the closing price of the Company’s common stock as reported by the Nasdaq Capital Market.

Fair Value of Common Stock

In order to determine the fair value of shares of common stock of the Company when issuing stock options and computing their estimated stock-based compensation expense, its board of directors considered with input from third party valuations, among other things, contemporaneous valuations of the Company’s common stock. Given the absence of a public trading market of the Company’s capital stock to date, its board of directors has exercised reasonable judgment and considered a number of objective and subjective factors to determine the best estimate of the fair value of the Company common and preferred stock, including:

•        the prices, rights, preferences and privileges of our preferred stock relative to our common stock;

•        our business, financial condition and results of operations, including related industry trends affecting our operations;

•        the likelihood of achieving a liquidity event, such as an IPO, or sale of our company, given prevailing market conditions;

•        the lack of marketability of our common stock;

•        the market performance of comparable publicly traded companies;

•        U.S. and global economic and capital market conditions and outlook; and

•        Common stock valuation methodology.

In estimating the fair market value of common stock of the Company, its board of directors first determined the equity value of its business using accepted valuation methods.

The Company engaged a third-party valuation specialist to conduct a valuation, which used its recent preferred stock financing as a starting point and determined the equity value of the Company based on the Backsolve method using an Option Pricing Method (OPM) to calculate the implied value based on a market approach. The Company’s equity value was allocated using OPM to estimate the fair market value of the Company’s classes of equity.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in operations in the period that includes the enactment date. Deferred tax assets are reduced to estimated amounts expected to be realized by the use of a valuation allowance.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in operations in the period that includes the enactment date. Deferred tax assets are reduced to estimated amounts expected to be realized by the use of a valuation allowance.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

The Company is required to report all components of comprehensive income (loss), including net income (loss), in the accompanying condensed financial statements in the period in which they are recognized. Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources, including unrealized gains and losses on investments and foreign currency translation adjustments. Net loss and comprehensive loss were the same for all periods presented.

Comprehensive Income (Loss)

The Company is required to report all components of comprehensive income (loss), including net income (loss), in the accompanying financial statements in the period in which they are recognized. Comprehensive income (loss) is defined as the change in equity during a period from transactions and other events and circumstances from non-owner sources, including unrealized gains and losses on investments and foreign currency translation adjustments. Net loss and comprehensive loss were the same for all periods presented.

Warrants

Warrants

The Company determines the accounting classification of warrants that are issued, as either liability or equity, by first assessing whether the warrants meet liability classification in accordance with ASC 480-10, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, (“ASC 480-10”), and then in accordance with ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity (“ASC 815-40”). Under ASC 480-10, warrants are considered liability-classified if the warrants are mandatorily redeemable, obligate the issuer to settle the warrants or the underlying shares by paying cash or other assets, or must or may require settlement by issuing variable number of shares.

If the warrants do not meet liability classification under ASC 480-10, the Company assesses the requirements under ASC 815-40, which states that contracts that require or may require the issuer to settle the contract for cash are liabilities recorded at fair value, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature. If the warrants do not require liability classification under ASC 815-40, in order to conclude equity classification, the Company assesses whether the warrants are indexed to its common stock and whether the warrants are classified as equity under ASC 815-40 or other applicable GAAP. After all relevant assessments are made, the Company concludes whether the warrants are classified as liability or equity. Liability-classified warrants are required to be accounted for at fair value both on the date of issuance and on subsequent accounting period ending dates, with all changes in fair value after the issuance date recorded as a component of other income (expense), net in the statements of operations. Equity-classified warrants are accounted for at fair value on the issuance date with no changes in fair value recognized after the issuance date. As of June 30, 2022, all of the Company’s outstanding warrants are equity-classified warrants, except for the contingent warrants that became issuable upon the close of the private placement that occurred during the three months ended June 30, 2022. See Note 6.

Net Loss Per Share

Net Loss Per Share

Basic loss per share is computed by dividing the net income or loss applicable to common shares by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the Company’s preferred stock, warrants and options. Diluted loss per share excludes the shares issuable upon the conversion of preferred stock, as well as common stock options and warrants, from the calculation of net loss per share if their effect would be anti-dilutive.

The two-class method is used to determine earnings per share based on participation rights of participating securities in any undistributed earnings. Each preferred stock that includes rights to participate in distributed earnings is considered a participating security and the Company uses the two-class method to calculate net income available to the Company’s common stockholders per common share — basic and diluted.

The following securities were excluded from the computation of diluted shares outstanding due to the losses incurred in the periods presented, as they would have had an anti-dilutive impact on the Company’s net loss:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Options to purchase shares of common stock	1,495,180	780,640	1,495,180	780,640
Series Seed Preferred Stock	—	4,584,552	—	4,584,552
Warrants issued upon close of IPO	111,111	—	111,111	—
Private Placement Warrants	1,251,661	—	1,251,661	—
Total	2,857,952	5,365,192	2,857,952	5,365,192

Net Loss Per Share

Basic loss per share is computed by dividing the net income or loss applicable to common shares by the weighted average number of common shares outstanding during the period. Diluted earnings per share is computed using the weighted average number of common shares and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the Company’s preferred stock and options. Diluted loss per share excludes the shares issuable upon the conversion of preferred stock, as well as common stock options, from the calculation of net loss per share if their effect would be anti-dilutive.

The two-class method is used to determine earnings per share based on participation rights of participating securities in any undistributed earnings. Each preferred stock that includes rights to participate in distributed earnings is considered a participating security and the Company uses the two-class method to calculate net income available to the Company’s common stockholder per common share — basic and diluted.

The following were excluded from the computation of diluted shares outstanding due to the losses since inception, as they would have had an anti-dilutive impact on the Company’s net loss:

	Years Ended December 31,
	2021	2020
Options to purchase shares of common stock	780,640	780,640
Series Seed Preferred Stock	4,584,552	4,584,552
Total	5,365,192	5,365,192

New Accounting Pronouncements

New Accounting Pronouncements

In April 2012, the Jump-Start Our Business Startups Act (the “JOBS Act”) was signed into law. The JOBS Act contains provisions that, among other things, reduce certain reporting requirements for an emerging growth company. As an emerging growth company, the Company may elect to adopt new or revised accounting standards when they become effective for non-public companies, which typically is later than when public companies must adopt the standards. The Company has elected to take advantage of the extended transition period afforded by the JOBS Act and, as a result, unless the Company elects early adoption of any standards, will adopt the new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-public companies.

In August 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. This guidance is effective for public business entities except for smaller reporting companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. For all other entities, the standard will be effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted ASU 2020-06 on January 1, 2022, using the modified retrospective method, and the adoption of the ASU did not impact the Company’s financial position, results of operations, cash flows or net loss per share.

In October 2020, the FASB issued ASU 2020-10, Codification Improvements, which updates various codification topics by clarifying or improving disclosure requirements to align with the SEC’s regulations. The Company adopted ASU 2020-10 as of the reporting period beginning January 1, 2022. The adoption of this update did not have a material effect on the Company’s financial statements.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). The ASU clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The ASU provides guidance that will clarify whether an issuer should account for a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as (1) an adjustment to equity and, if so, the related earnings per share (EPS) effects, if any, or (2) an expense and, if so, the manner and pattern of recognition. The new guidance is effective for all entities for annual and interim periods beginning after December 15, 2021, and early adoption is permitted, including adoption in an interim period. The Company adopted ASU 2021-04 on January 1, 2022, and the adoption of the ASU did not impact the Company’s financial position, results of operations, cash flows, or net loss per share.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”), which applies to all equity securities measured at fair value that are subject to contractual sale restrictions. This change prohibits entities from taking into account contractual restrictions on the sale of equity securities when estimating fair value and introduces required disclosures for such transactions. This guidance is effective for public business entities beginning after December 15, 2023, including interim periods within those fiscal years. For all other entities, the standard will be effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the provisions of the amendments and the impact on its financial statements.

The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying condensed financial statements.

New Accounting Pronouncements

In April 2012, the Jump-Start Our Business Startups Act (the “JOBS Act”) was signed into law. The JOBS Act contains provisions that, among other things, reduce certain reporting requirements for an emerging growth company. As an emerging growth company, the Company may elect to adopt new or revised accounting standards when they become effective for non-public companies, which typically is later than when public companies must adopt the standards. The Company has elected to take advantage of the extended transition period afforded by the JOBS Act and, as a result, unless the Company elects early adoption of any standards, will adopt the new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-public companies.

On February 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842). Under the new guidance, lessees will be required to recognize all leases (with the exception of short-term leases) on the balance sheet as a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. This guidance was effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. For all other entities, after certain effective date deferrals, this guidance is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption was permitted. On January 1, 2021, the Company adopted ASU No. 2016-02, and the adoption of this standard did not have an impact on the Company’s financial statements as the Company is currently not subject to any lease agreements with terms in excess of 12 months.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the standard will be effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company adopted ASU 2019-12 on January 1, 2021 on a prospective basis. Adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. This guidance is effective for public business entities except for smaller reporting companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. For all other entities, the standard will be effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted ASU 2020-06 on January 1, 2022, and the adoption of the ASU did not impact the Company’s financial position, results of operations or cash flows.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force). The ASU clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The ASU provides guidance that will clarify whether an issuer should account for a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as (1) an adjustment to equity and, if so, the related earnings per share (EPS) effects, if any, or (2) an expense and, if so, the manner and pattern of recognition. The new guidance is effective for all entities for annual and interim periods beginning after December 15, 2021, and early adoption is permitted, including adoption in an interim period. The Company is currently evaluating the impact that this new guidance will have on its financial statements.

The Company’s management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Basis of Presentation		Basis of Presentation The Company’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Stock Split

Stock Split

On November 24, 2021, the Company’s board of directors approved a 4-for-1 (4:1) stock split (the “Stock Split”) of the Company’s common stock without any change to its par value, which became effective on November 24, 2021, see Note 6. All references to share and per share amounts for all periods presented in these financial statements have been retrospectively restated to reflect the Stock Split and proportional adjustment of the preferred stock conversion ratio. Par values were not adjusted.

Immaterial Correction to Previously Issued Financial Statements

Immaterial Correction to Previously Issued Financial Statements

During the preparation of the financial statements for the nine months ended September 30, 2021, the Company identified an error in the disclosures related to the Series Seed liquidation preference, see Note 6 for related disclosures and defined terms. In previously issued financial statements, the Liquidation Preference Amount was incorrectly calculated and disclosed in the balance sheet at one times the Original Issue Price per share, plus unpaid cumulative dividends. As discussed in Note 6, the Liquidation Preference Amount has been two times the Original Issue Price per share, plus unpaid cumulative dividends. The Company evaluated this disclosure error based on the guidance provided by the SEC’s Staff Accounting Bulletin 99, Materiality, and determined that its impact was not material to its previously issued annual and interim financial statements, and accordingly, no prior period financial statements have been restated. The Company corrected the disclosure amount prospectively in the balance sheet as of September 30, 2021, and corrected the related disclosure in Note 6, to accurately describe the existing liquidation preference.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments, including cash, accounts payable and accrued liabilities are carried at cost, which management believes approximates fair value due to the short-term nature of these instruments. The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements, approximates the carrying amounts represented in the balance sheet.

Reclassification

Reclassification

Certain amounts in the accompanying financial statements have been reclassified to conform to the current period’s presentation. The amounts reclassified were those related to consulting fee prepayments to our Chief Executive Officer (see Note 8), which were previously included in prepaid expenses in the historical balance sheet as of December 31, 2020, and were reclassified to receivable from related parties in the accompanying financial statements. The reclassification did not have any effect on the prior period net loss or cash flows from operations.